Significant accounting policies (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative	1 to 4 years
Total equity value for Affinitas	€ 90
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative	the shorter of the lease term or 5 years
Other and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative	3 - 5 years
Internally generated software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative	3 - 6 years
Licenses and domains
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative	2 - 5 years
Brands and trademarks
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative	10 - 20 years, indefinite
Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative	1 - 5 years